REVENUES (Details Textual) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
License and research revenue	$ 2,270,000	$ 1,650,000	$ 3,703,000	$ 2,923,000
Research Revenues			1,679,000	1,502,000
Licenses Revenue			2,024,000	1,421,000
Product sales and services	4,128,000	2,195,000	10,068,000	4,302,000
Other revenues	1,684,000	1,696,000	3,485,000	3,456,000
Deferred Revenue	1,350,000		1,350,000
Bloxiverz [Member]
Sales Revenue, Goods, Net, Total			5,718,000
Sales Revenue, Goods, Gross			7,137,000
Undisclosed Partners [Member]
License and research revenue			3,703,000
Gsk [Member]
Product sales and services			$ 3,625,000	$ 4,302,000